Goodwill and Other Intangible Assets (Narrative) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment losses on goodwill	¥ 241,356
Impairment losses on other intangible assets	¥ 2,334	¥ 667